Cash and Cash Equivalents - Summary of Cash and Cash Equivalent Rollforward (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	$ 1,101,541,979	$ 1,162,188,030	$ 1,180,999,264
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	1,922,885,095	1,101,541,979	1,162,188,030
Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(1,158,394,101)	(1,180,438,510)	(693,847,763)
Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	2,276,056,154	1,061,072,307	1,048,894,115
Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(296,318,937)	58,720,152	(373,857,586)
Lease Liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	69,652,452	56,510,290	62,838,742
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	58,318,566	69,652,452	56,510,290
Lease Liabilities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(14,129,458)	(15,067,042)	(19,696,600)
Lease Liabilities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Lease Liabilities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	2,795,572	28,209,204	13,368,148
Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	219,201,761	495,515,721	401,157,295
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	1,096,011,970	219,201,761	495,515,721
Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(231,259,150)	(371,630,875)	(295,527,482)
Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	1,166,483,965	177,367,103	496,423,885
Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(58,414,606)	(82,050,188)	(106,537,977)
Subordinated Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	486,118,312	334,290,954	376,830,670
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	288,917,745	486,118,312	334,290,954
Subordinated Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(197,200,567)	151,827,358	(42,539,716)
Financing Received from the Argentine Central Bank and Other Financial Institutions
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	326,569,454	275,871,065	340,172,557
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	479,636,814	326,569,454	275,871,065
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(913,005,493)	(793,740,593)	(378,623,681)
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	1,109,572,189	883,705,204	552,470,230
Financing Received from the Argentine Central Bank and Other Financial Institutions | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	$ (43,499,336)	$ (39,266,222)	$ (238,148,041)